Exhibit 1

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

German American Capital Corporation

Deutsche Bank Securities Inc.

BMO Capital Markets Corp.

Bank of Montreal

(collectively, the “Specified Parties”)

Re:	SOHO Trust 2021-SOHO (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2021-SOHO (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 9 July 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 July 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) comprised of:
i.	Certain senior promissory notes (collectively, the “Senior Trust Notes”) and
ii.	Certain subordinate promissory notes (collectively, the “Junior Trust Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of an interest-only, fixed-rate, first lien mortgage loan (the “Whole Loan”) which is comprised of the Trust Loan and certain additional senior promissory notes (collectively, the “Companion Loans”) which will not be assets of the Issuing Entity,
c.	The Companion Loans and Senior Trust Notes (together, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Notes,
d.	The Whole Loan is secured by, among other things, the borrowers’ fee interest in One SoHo Square, an office property with retail space in New York, New York (the “Property”) and
e.	The Whole Loan has a related fixed-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Whole Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Whole Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Senior Trust Notes, Junior Trust Notes, Companion Loans, Senior Notes, Property, Mezzanine Loan and Total Debt associated with the Whole Loan expected to be as of 9 July 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Senior Trust Notes, Junior Trust Notes, Companion Loans, Senior Notes, Property, Mezzanine Loan and Total Debt associated with the Whole Loan expected to be as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	The applicable Source Document(s) indicate that the Whole Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Amortization Term (Mos.)”),
d.	Use the “Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Trust Notes as of the Reference Date (the “Cut-off Date Balance ($)” and “Trust Pari Passu Cut-off Date Balance ($)”),
ii.	The principal balance of the Senior Trust Notes as of the Reference Date (the “Allocated Cut-off Date Loan Amount ($)”) and
iii.	The principal balance of the Senior Trust Notes as of the “Maturity Date” of the Whole Loan (the “Balloon Balance ($)”),
e.	Use the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File, as:
i.	The principal balance of the Companion Loans as of the Reference Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Whole Loan (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”),
f.	Use the “Subordinate Debt Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Junior Trust Notes as of the Reference Date (the “Subordinate Debt Cut-Off Date Balance”) and
ii.	The principal balance of the Junior Trust Notes as of the “Maturity Date” of the Whole Loan (the “Subordinate Debt Balloon Balance”),
g.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Reference Date (the “Whole Loan Cut-Off Date Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”) and
h.	Use the “Mezzanine Debt Original Balance,” as shown on the Final Data File, as the principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Payment (IO),
ii.	Annual Debt Service (IO),
iii.	Whole Loan Monthly Payment and
iv.	Whole Loan Annual Payment

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment (IO)” and “Whole Loan Monthly Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,

b.	The ”Whole Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service (IO)” and “Whole Loan Annual Payment” of the Whole Loan as twelve (12) times the “Monthly Payment (IO)” of the Whole Loan, as shown on the Final Data File.

Attachment A Page 5 of 9

9.	Using the:
a.	Pari Passu Companion Loan Original Balance (Non-trust),
b.	Whole Loan Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Pari Passu Companion Loan Monthly Debt Service (Non-trust) and
ii.	Pari Passu Companion Loan Annual Debt Service (Non-trust)

of the Companion Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” of the Companion Loans as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
b.	The ” Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” of the Companion Loans as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” of the Companion Loans, as shown on the Final Data File.

10.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Cost Rate (%),

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

11.	Using the:
a.	Whole Loan Annual Payment,
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	Third Most Recent NCF,
e.	Second Most Recent NCF,
f.	Most Recent NCF ($),
g.	Whole Loan Cut-off Date Balance,
h.	Whole Loan Balloon Balance,
i.	As Is Appraised Value ($),
j.	Appraised Value ($) and
k.	Units, Pads, Rooms, Sq Ft,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Third Most Recent NCF DSCR,
iv.	Second Most Recent NCF DSCR,
v.	Most Recent NCF DSCR,
vi.	Whole Loan NCF DSCR,
vii.	Unadjusted Cut-off Date LTV Ratio (%),
viii.	Cut-off Date LTV Ratio (%),
ix.	Unadjusted LTV Ratio at Maturity (%),
x.	LTV Ratio at Maturity (%),
xi.	Whole Loan LTV,
xii.	Debt Yield on Underwritten Net Operating Income (%),
xiii.	Debt Yield on Underwritten Net Cash Flow (%),
xiv.	Whole Loan NOI Debt Yield and
xv.	Loan Per Unit ($)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to two decimal places and
b.	Round the characteristics listed in vii. through xiv. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 9

12.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-Off Date Balance,
d.	Mezzanine Debt Cut-Off Date Balance,
e.	Whole Loan Interest Rate and
f.	Mezzanine Debt Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-Off Date Balance and
iii.	Total Loan Interest Rate

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Subordinate Debt Original Balance,
b.	Subordinate Debt Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “Subordinate Debt Annual Payment” of the Junior Trust Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Debt Annual Payment” of the Junior Trust Notes as the product of:

a.	The “Subordinate Debt Original Balance,” as shown on the Final Data File,
b.	The “Subordinate Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mezzanine Debt Original Balance and
b.	Mezzanine Debt Interest Rate,

as shown on the Final Data File, the interest accrual method of actual/360 that is shown in the mezzanine loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “Mezzanine Debt Annual Payment” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 8 of 9

15.	Using the:
a.	Whole Loan Annual Payment and
b.	Mezzanine Debt Annual Payment,

as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Loan Annual Payment and
ii.	Total Loan Monthly Payment

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Depositor instructed us to recalculate the “Total Loan Monthly Payment” of the Total Debt associated with the Whole Loan as 1/12th of the “Total Loan Annual Payment” of the Total Debt associated with the Whole Loan, as shown on the Final Data File.

16.	Using the:
a.	Total Loan Annual Payment,
b.	Underwritten Net Cash Flow ($),
c.	Total Loan Cut-Off Date Balance,
d.	Appraised Value ($) and
e.	Underwritten Net Operating Income ($),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan NCF DSCR,
ii.	Total Loan LTV and
iii.	Total Loan NOI Debt Yield

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and
b.	Round the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

17.	Using the:

a.	Units, Pads, Rooms, Sq Ft,

b.	Largest Tenant Sq Ft,

c.	Second Largest Tenant Sq Ft,

d.	Third Largest Tenant Sq Ft,

e.	Fourth Largest Tenant Sq Ft and

f.	Fifth Largest Tenant Sq Ft,

as shown on the Final Data File, we calculated the:

i.	Largest Tenant % of NRA,

ii.	Second Largest Tenant % of NRA,

iii.	Third Largest Tenant % of NRA,

iv.	Fourth Largest Tenant % of NRA and

v.	Fifth Largest Tenant % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	7 July 2021

Guaranty Agreement (see Note 1)	7 July 2021

Mezzanine Loan Agreement (see Note 1)	7 July 2021

Trepp Screenshot for Prior Securitizations	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	28 June 2021

Engineering Report	18 June 2021

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Phase I Environmental Report	18 June 2021

Insurance Review Document	8 July 2021

Pro Forma Title Policy	Not Dated

Management Agreement	5 May 2019

Note:

1.	The indicated Source Document(s) that were provide to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
General Property Type (see Note 2)	Underwritten Rent Roll
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date	Appraisal Report
Appraised Value ($)	Appraisal Report
As Is Appraised Value ($)	Appraisal Report
As Is Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Insurance Required (Y/N)	Insurance Review Document
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll
Flood Zone (see Note 3)	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Fourth Most Recent EGI	Underwriter’s Summary Report
Fourth Most Recent Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NCF	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Date	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NCF ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Upfront Insurance Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Upfront Replacement Reserve ($)	Loan Agreement
Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Debt Service Reserve Cap ($)	Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Upfront Environmental Reserve ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Cap ($)	Loan Agreement
Holdback / Earnout Amount ($)	Loan Agreement
Holdback / Earnout Description	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Maturity Date	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Hyper Amortizing Loan	Loan Agreement
Due Date	Loan Agreement
Grace Period- Late Fee	Loan Agreement
Grace Period- Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Sponsor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 6)	Loan Agreement
Last IO Due Date	Loan Agreement
Lockbox (see Note 7)	Loan Agreement
Cash Management (see Note 8)	Loan Agreement
Cash Management Triggers	Loan Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision (see Notes 6 and 9)	Loan Agreement
Lockout Period (see Note 6)	Loan Agreement
Prepayment / Defeasance Begin Date (see Notes 9 and 10)	Loan Agreement
Prepayment / Defeasance End Date (see Notes 9 and 11)	Loan Agreement
Day of Month Prepayment Permitted (see Note 9)	Loan Agreement
Open Period Begin Date (see Notes 9 and 12)	Loan Agreement
Open Period (Payments) (see Note 9)	Loan Agreement
Prepayment Type (see Note 9)	Loan Agreement
Yield Maintenance Index (see Note 9)	Loan Agreement
Yield Maintenance Discount (see Note 9)	Loan Agreement
Yield Maintenance Margin (see Note 9)	Loan Agreement
Yield Maintenance Calculation Method (see Note 9)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Overlapping Fee Interest?	Pro Forma Title Policy
Ground Lease Y/N	Pro Forma Title Policy
Letter of Credit?	Loan Agreement
Letter of Credit Balance	Loan Agreement
Letter of Credit Description	Loan Agreement
Subordinate Debt Maturity Date	Loan Agreement
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement
Future Debt Allowed?	Loan Agreement
Description of Future Debt	Loan Agreement
Property Manager	Loan Agreement
Prior Securitizations	Trepp Screenshot for Prior Securitizations

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Flood Zone” characteristic, the Depositor instructed us to use “No” if the applicable Source Document(s) indicate that the Property is located in a flood zone with less than a 1% annual chance of flooding.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Depositor instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to use the “Due Date” occurring in the month after the Reference Date and indicated an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for the interest accrual period, as described in the related Source Document, that would have been applicable for such payment if a payment had been due on such date.

For the purpose of comparing the “Prepayment Provision” and “Lockout Period” characteristics, the Depositor indicated that prepayment with a yield maintenance penalty would not be permitted on 8/6/2021, and that this “Due Date” is part of the lockout period.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents(s) required the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events, permitted outparcel releases due to transfers or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

10.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the yield maintenance period for the Whole Loan, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Appraised Value Type Earthquake Insurance Required
Hyper Am Loan Maturity Date
First P&I Due Date
Original Balance ($)
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Companion Loan Original Balance (Non-trust)
Administrative Cost Rate (%)
Mortgage Loan Rate (%)
Monthly Payment (P&I)
Annual Debt Service (P&I)
Origination Date
Upfront Other Reserve ($)
Other Reserve Description
Cross-Collateralized (Y/N)
Crossed Group
Subordinate Debt Original Balance
Subordinate Debt Interest Rate
Mezzanine Debt Original Balance Whole Loan Original Balance Whole Loan Interest Rate
Mezzanine Debt Interest Rate
Other Subordinate Debt / Preferred Equity Balance
Other Subordinate Debt / Preferred Equity Type
Reserve Adjusted Cut-off Date Balance ($)
Environmental Phase II
Environmental Phase II Report Date
PML or SEL (%)
Seismic Report Date
Lockout Expiration Date
Condominium Present?
Annual Ground Lease Payment ($)
Annual Ground Rent Increases (Y/N)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
Ground Lease Extension Terms

Exhibit 3 to Attachment A

Characteristic

Ground Lease Expiration Date after all Extensions
Loan Purpose
Fourth Most Recent NCF DSCR

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.